Loans (Loans Individually Evaluated For Impairment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending balance: individually evaluated for impairment	$ 241	$ 284
Ending balance: loans collectively evaluated for impairment	1,508	1,234
Financing Receivables
Loans and leases receivables, gross	140,982	142,675
Ending balance: individually evaluated for impairment	8,674	4,499
Ending balance: collectively evaluated for impairment	132,308	138,176
Commercial Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending balance: individually evaluated for impairment
Ending balance: loans collectively evaluated for impairment	64	10
Ending balance: loans acquired with deteriorated credit quality
Financing Receivables
Loans and leases receivables, gross	2,246	264
Ending balance: individually evaluated for impairment	173	173
Ending balance: collectively evaluated for impairment	2,073	91
Ending balance: loans acquired with deteriorated credit quality
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending balance: individually evaluated for impairment	101	85
Ending balance: loans collectively evaluated for impairment	478	308
Ending balance: loans acquired with deteriorated credit quality
Financing Receivables
Loans and leases receivables, gross	52,427	53,938
Ending balance: individually evaluated for impairment	6,662	1,754
Ending balance: collectively evaluated for impairment	45,765	52,184
Ending balance: loans acquired with deteriorated credit quality
Commercial Non Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending balance: individually evaluated for impairment
Ending balance: loans collectively evaluated for impairment	69	53
Ending balance: loans acquired with deteriorated credit quality
Financing Receivables
Loans and leases receivables, gross	8,102	7,002
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	8,102	7,002
Ending balance: loans acquired with deteriorated credit quality
Consumer Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending balance: individually evaluated for impairment
Ending balance: loans collectively evaluated for impairment	99	146
Ending balance: loans acquired with deteriorated credit quality
Financing Receivables
Loans and leases receivables, gross	10,409	13,395
Ending balance: individually evaluated for impairment	28	152
Ending balance: collectively evaluated for impairment	10,381	13,243
Ending balance: loans acquired with deteriorated credit quality
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending balance: individually evaluated for impairment
Ending balance: loans collectively evaluated for impairment	33	46
Ending balance: loans acquired with deteriorated credit quality
Financing Receivables
Loans and leases receivables, gross	1,259	1,477
Ending balance: individually evaluated for impairment	1
Ending balance: collectively evaluated for impairment	1,258	1,477
Ending balance: loans acquired with deteriorated credit quality
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending balance: individually evaluated for impairment	141	199
Ending balance: loans collectively evaluated for impairment	765	671
Ending balance: loans acquired with deteriorated credit quality
Financing Receivables
Loans and leases receivables, gross	66,540	66,599
Ending balance: individually evaluated for impairment	1,810	2,420
Ending balance: collectively evaluated for impairment	64,729	64,179
Ending balance: loans acquired with deteriorated credit quality
Unallocated Financing Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending balance: individually evaluated for impairment
Ending balance: loans collectively evaluated for impairment
Ending balance: loans acquired with deteriorated credit quality
Financing Receivables
Loans and leases receivables, gross
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment
Ending balance: loans acquired with deteriorated credit quality